Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, start of period	₩ 5,660	₩ 1,719
Increase (decrease)	292	3,941
Deferred tax assets, end of period	5,952	5,660
Deferred tax liabilities, start of period	(2,832)	0
Increase (decrease)	450	(2,832)
Deferred tax liabilities, end of period	(2,382)	(2,832)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	38	34
Increase (decrease)	13	4
Deferred tax liability (asset) end of period	51	38
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	442	398
Increase (decrease)	223	44
Deferred tax liability (asset) end of period	665	442
Other non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	202	530
Increase (decrease)	(177)	(328)
Deferred tax liability (asset) end of period	25	202
Accounts payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	1,701	1,404
Increase (decrease)	(183)	297
Deferred tax liability (asset) end of period	1,518	1,701
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	233	192
Increase (decrease)	49	41
Deferred tax liability (asset) end of period	282	233
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	94	311
Increase (decrease)	261	(217)
Deferred tax liability (asset) end of period	355	94
Allowance for doubtful account
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	299	367
Increase (decrease)	880	(68)
Deferred tax liability (asset) end of period	1,179	299
Other non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	81	75
Increase (decrease)	1	6
Deferred tax liability (asset) end of period	82	81
Lease
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(30)	(43)
Increase (decrease)	(8)	13
Deferred tax liability (asset) end of period	(38)	(30)
Investments in subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(2,791)	(3,759)
Increase (decrease)	423	968
Deferred tax liability (asset) end of period	(2,368)	(2,791)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(278)	(2)
Increase (decrease)	1,160	(276)
Deferred tax liability (asset) end of period	882	(278)
Sub Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	(9)	(494)
Increase (decrease)	2,642	485
Deferred tax liability (asset) end of period	2,633	(9)
Deferred tax due to carry-forward deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	759	135
Increase (decrease)	(58)	624
Deferred tax liability (asset) end of period	701	759
Deferred tax due to tax credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start of period	2,078	2,078
Increase (decrease)	(1,842)	0
Deferred tax liability (asset) end of period	₩ 236	₩ 2,078